Loans Receivable - Loans Receivable Held for Investment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	$ 1,569,893		$ 1,621,554		$ 1,763,196
Undisbursed loan proceeds	(12,182)	[1]	(10,322)	[1]	(10,997)	[1]
Unamortized loan fees, net	(1,568)		(1,722)		(1,838)
Unearned interest	(5)		(4)		(3)
Total loan contra balances	(13,755)		(12,048)		(12,838)
Loans held for investment	1,556,138		1,609,506		1,750,358
Allowance for loan losses	(49,175)		(65,182)		(79,815)
Loans held for investment, net	1,506,963		1,544,324		1,670,543
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	533,330		529,777		547,720
Allowance for loan losses	(10,325)		(13,059)		(14,525)
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	16,002		21,591		30,574
Allowance for loan losses	(2,596)		(6,402)		(7,072)
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	670,636		702,355		770,943
Allowance for loan losses	(31,170)		(42,065)		(54,581)
Commercial Real Estate | Land and construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	105,989		92,050		111,953
Commercial Real Estate | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	266,394		281,917		287,447
Commercial Real Estate | Retail/office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	142,007		154,075		198,686
Commercial Real Estate | Other commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	156,246		174,313		172,857
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	349,925		367,831		413,959
Allowance for loan losses	(5,084)		(3,656)		(3,637)
Consumer Loans | Education
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	118,300		129,520		166,429
Consumer Loans | Other consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total unpaid principal balance	$ 231,625		$ 238,311		$ 247,530

[1]	Undisbursed loan proceeds are funds to be released upon a draw request approved by the Corporation.